Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Parenthetical) (Detail) kr in Billions	12 Months Ended
Dec. 31, 2022 SEK (kr)
Disclosure Of Borrowings [Line Items]
Convertible Bonds Capped Call Received	kr 0.6